UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05364

American High-Income Trust

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

Steven I. Koszalka

American High-Income Trust

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American High-Income Trust®

Investment portfolio

June 30, 2017

unaudited

Bonds, notes & other debt instruments92.56% Corporate bonds & notes91.06% Energy14.74%	Principal?amount (000)	Value (000)
American Energy (Marcellus), Term Loan A, (3-month USD-LIBOR + 7.50%) 8.589% 20211,2,3,4	$33,833	$3,806
American Energy (Marcellus), Term Loan B, (3-month USD-LIBOR + 4.25%) 5.339% 20201,2,3,4	45,103	28,979
American Energy (Permian Basin) 7.125% 20205	49,535	41,114
American Energy (Permian Basin) 7.375% 20215	47,305	39,263
American Midstream Partners, LP, 8.50% 20215	12,425	12,518
Antero Resources Corp. 5.375% 20245	22,140	22,749
Antero Resources Corp. 5.00% 20255	6,375	6,216
Ascent Resources-Marcellus LLC 10.00% 20225	26,600	26,733
Blackstone CQP Holdco LP, 6.50% 20215,6	161,000	161,890
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 20225	54,945	55,632
California Resources Corp. 8.00% 20225	16,075	10,228
California Resources Corp., Term Loan B1, (3-month USD-LIBOR + 10.375%) 11.534% 20212,3,4	9,525	10,132
Cheniere Energy, Inc. 7.00% 2024	7,730	8,658
Cheniere Energy, Inc. 5.875% 2025	10,450	11,181
Cheniere Energy, Inc. 5.125% 20275	17,975	18,447
Chesapeake Energy Corp. (3-month USD-LIBOR + 3.25%) 4.408% 20194	45,025	44,350
Chesapeake Energy Corp. 6.125% 2021	5,900	5,811
Chesapeake Energy Corp. 4.875% 2022	24,025	22,463
Chesapeake Energy Corp. 8.00% 20225	28,357	30,094
Chesapeake Energy Corp. 8.00% 20255	55,725	55,377
Chesapeake Energy Corp. 8.00% 20275	33,825	33,275
Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 7.50%) 8.686% 20212,3,4	21,850	23,373
Concho Resources Inc. 5.50% 2023	5,250	5,421
CONSOL Energy Inc. 5.875% 2022	88,505	87,399
Continental Resources Inc. 5.00% 2022	5,100	5,023
Convey Park Energy LLC 7.50% 20255	19,425	19,474
DCP Midstream Operating LP 4.95% 2022	28,358	28,925
DCP Midstream Operating LP 3.875% 2023	15,265	14,807
Denbury Resources Inc. 9.00% 20215	31,125	29,802
Diamond Offshore Drilling, Inc. 4.875% 2043	24,590	15,983
Enbridge Energy Partners, LP 4.375% 2020	5,830	6,140
Enbridge Energy Partners, LP 5.875% 2025	6,035	6,896
Enbridge Energy Partners, LP 7.375% 2045	19,700	25,203
Enbridge Inc., Series A, 6.00% 2077	16,600	17,451
Energy Transfer Partners, LP 7.50% 2020	13,375	15,013
Energy Transfer Partners, LP 5.875% 2024	27,440	29,224
Energy Transfer Partners, LP 4.75% 2026	3,400	3,543
Energy Transfer Partners, LP 5.50% 2027	20,801	21,633
Ensco PLC 5.75% 2044	29,320	19,498
EP Energy Corp. 9.375% 2020	13,000	10,319
EP Energy Corp. 8.00% 20245	10,000	10,025
EP Energy Corp. 8.00% 20255	16,195	12,146
Extraction Oil & Gas Holdings LLC 7.875% 20215	22,800	23,541
Genesis Energy, LP 6.75% 2022	17,550	17,682
Gulfport Energy Corp. 6.375% 20255	4,500	4,449
Holly Energy Partners, LP 6.00% 20245	6,900	7,210

American High-Income Trust — Page 1 of 23

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal?amount (000)	Value (000)
Jupiter Resources Inc. 8.50% 20225	$23,675	$17,875
Kinder Morgan, Inc. 4.30% 2025	9,375	9,764
Laredo Petroleum, Inc. 5.625% 2022	1,940	1,891
Laredo Petroleum, Inc. 6.25% 2023	5,100	5,087
MPLX LP 4.50% 2023	3,500	3,720
Murphy Oil Corp. 6.875% 2024	11,575	12,125
Murphy Oil Corp. 5.625% 2027	16,700	17,431
Murray Energy Corp., Term Loan B2, (3-month USD-LIBOR + 7.25%) 8.546% 20202,3,4	9,470	9,274
Murray Energy Corp. 11.25% 20215	23,875	18,145
Newfield Exploration Co. 5.625% 2024	6,300	6,599
NGL Energy Partners LP 5.125% 2019	11,600	11,571
NGL Energy Partners LP 6.875% 2021	55,832	55,692
NGL Energy Partners LP 7.50% 20235	12,800	12,688
NGL Energy Partners LP 6.125% 20255	17,605	16,197
NGPL PipeCo LLC 7.119% 20175	34,250	35,063
NGPL PipeCo LLC 7.768% 20375	4,000	4,780
Noble Corp. PLC 7.75% 2024	10,000	7,943
Noble Corp. PLC 7.70% 2025	19,155	14,797
Noble Corp. PLC 8.70% 2045	19,015	13,691
NuStar Logistics, LP 5.625% 2027	24,000	25,260
Oasis Petroleum Inc. 6.50% 2021	2,750	2,681
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20213,5	4,519	2,463
Odebrecht Offshore Drilling Finance Ltd. 6.75% 20223,5	10,142	3,474
ONEOK, Inc. 7.50% 2023	9,475	11,323
Parsley Energy, Inc. 6.25% 20245	2,550	2,690
Parsley Energy, Inc. 5.25% 20255	3,600	3,609
Parsley Energy, Inc. 5.375% 20255	5,225	5,290
PDC Energy Inc. 7.75% 2022	38,945	40,600
Peabody Energy Corp. 6.00% 20225	16,600	16,538
Peabody Energy Corp. 6.375% 20255	12,400	12,260
Peabody Energy Corp., Term Loan B, (3-month USD-LIBOR + 4.50%) 5.726% 20222,3,4	8,030	8,032
Petrobras Global Finance Co. 8.375% 2021	29,685	33,303
Petrobras Global Finance Co. 6.125% 2022	14,615	15,127
Petrobras Global Finance Co. 6.25% 2024	3,715	3,795
Petrobras Global Finance Co. 7.375% 2027	18,940	20,086
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20193,5	1,704	1,665
QGOG Constellation SA 6.25% 20195	90,420	65,328
Range Resources Corp. 5.00% 20225	4,100	4,049
Range Resources Corp. 4.875% 2025	19,275	18,408
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	3,750	3,844
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	15,225	15,834
Rice Energy Inc. 6.25% 2022	3,925	4,107
Rice Energy Inc. 7.25% 2023	5,400	5,845
Sabine Pass Liquefaction, LLC 5.625% 2021	19,005	20,704
Sabine Pass Liquefaction, LLC 5.625% 2025	1,800	1,991
SM Energy Co. 6.50% 2021	8,325	8,138
SM Energy Co. 6.125% 2022	29,475	28,149
SM Energy Co. 5.625% 2025	40,625	36,867
SM Energy Co. 6.75% 2026	4,575	4,391
Southwestern Energy Co. 4.10% 2022	61,790	57,890
Southwestern Energy Co. 6.70% 2025	15,655	15,381
Summit Midstream Partners LP 5.75% 2025	9,950	10,049
Summit Midstream Partners LP, Term Loan B, (3-month USD-LIBOR + 6.00%) 7.226% 20222,3,4,7	4,467	4,528
Sunoco LP 6.25% 2021	51,720	54,177

American High-Income Trust — Page 2 of 23

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal?amount (000)	Value (000)
Sunoco LP 6.375% 2023	$9,800	$10,404
Tallgrass Energy Partners, LP 5.50% 20245	39,626	40,319
Tapstone Energy Inc. 9.75% 20225	21,300	18,278
Targa Resources Partners LP 4.125% 2019	48,385	49,171
Targa Resources Partners LP 6.75% 2024	15,000	16,200
Targa Resources Partners LP 5.125% 20255	6,030	6,234
Teekay Corp. 8.50% 2020	85,760	78,578
Tesoro Logistics LP 5.50% 2019	1,850	1,961
Tesoro Logistics LP 6.25% 2022	6,515	6,955
Tesoro Logistics LP 5.25% 2025	16,310	17,187
TransCanada PipeLines Ltd., junior subordinated, (3-month USD-LIBOR + 2.21%) 3.392% 20674	10,295	9,832
Transocean Inc. 8.375% 2021	14,800	15,762
Transocean Inc. 9.00% 20235	29,625	30,884
Transocean Inc. 7.75% 20243,5	13,894	14,832
Tullow Oil PLC 6.00% 20205	3,675	3,500
Ultra Petroleum Corp. 6.875% 20225	64,975	64,569
Ultra Petroleum Corp. 7.125% 20255	7,250	7,159
Weatherford International PLC 7.75% 2021	20,890	21,073
Weatherford International PLC 4.50% 2022	13,480	11,963
Weatherford International PLC 8.25% 2023	22,175	22,230
Weatherford International PLC 9.875% 20245	19,785	20,774
Weatherford International PLC 6.50% 2036	31,390	26,838
Weatherford International PLC 6.75% 2040	47,475	41,066
Weatherford International PLC 5.95% 2042	5,825	4,573
Williams Companies, Inc. 3.70% 2023	22,985	22,755
WPX Energy Inc. 7.50% 2020	4,850	5,117
WPX Energy Inc. 6.00% 2022	42,425	42,213
		2,561,732
Health care13.15%
Acadia Healthcare Co., Inc. 5.625% 2023	3,900	4,054
Air Methods Corp., 8.00% 20255	14,500	13,811
Air Methods Corp., Term Loan, (3-month USD-LIBOR + 3.50%) 4.796% 20242,3,4	20,281	20,103
Alere Inc. 6.50% 2020	4,340	4,421
Centene Corp. 5.625% 2021	27,190	28,414
Centene Corp. 4.75% 2022	75,925	79,626
Centene Corp. 6.125% 2024	33,900	36,737
Centene Corp. 4.75% 2025	50,020	51,521
Change Healthcare Holdings, LLC 5.75% 20255	17,000	17,404
Community Health Systems Inc. 5.125% 2021	10,475	10,645
Community Health Systems Inc. 6.25% 2023	58,065	60,161
Concordia Healthcare Corp, Term Loan B, (3-month USD-LIBOR + 4.25%) 5.501% 20212,3,4	40,901	30,752
Concordia Healthcare Corp. 9.00% 20225	4,525	3,450
Concordia Healthcare Corp. 9.50% 20225	67,402	11,795
Concordia Healthcare Corp. 7.00% 20235	46,016	6,902
DaVita HealthCare Partners Inc. 5.125% 2024	12,840	13,057
DaVita HealthCare Partners Inc. 5.00% 2025	19,625	19,723
DJO Finance LLC 10.75% 2020	20,478	17,458
DJO Finance LLC 8.125% 20215	48,305	45,165
Eagle Holding Co II LLC 7.625% 20225,8	12,450	12,839
Endo Finance LLC & Endo Finco Inc. 5.375% 20235	4,400	3,696
Endo Finance LLC & Endo Finco Inc. 6.00% 20235	39,005	32,979
Endo Finance LLC & Endo Finco Inc. 5.875% 20245	19,075	19,743
Endo Finance LLC & Endo Finco Inc. 6.00% 20255	31,350	25,707

American High-Income Trust — Page 3 of 23

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal?amount (000)	Value (000)
Endo International PLC, Term Loan B, (3-month USD-LIBOR + 4.25%) 5.50% 20242,3,4	$13,375	$13,504
Endo Pharmaceuticals Holdings Inc. 5.75% 20225	37,474	33,907
Fresenius Medical Care AG & Co. KGAA 5.875% 20225	6,850	7,621
Fresenius Medical Care AG & Co. KGAA 4.75% 20245	9,500	10,023
HCA Inc. 3.75% 2019	11,563	11,823
HCA Inc. 6.50% 2020	21,305	23,302
HCA Inc. 4.75% 2023	2,160	2,290
HCA Inc. 5.875% 2023	4,550	4,965
HCA Inc. 5.00% 2024	28,285	30,017
HCA Inc. 5.375% 2025	8,500	8,987
HCA Inc. 5.25% 2026	23,375	25,268
HCA Inc. 5.875% 2026	14,500	15,696
HCA Inc. 4.50% 2027	14,500	14,953
HCA Inc. 7.50% 2033	2,685	3,051
HCA Inc. 7.75% 2036	1,795	2,037
Healthsouth Corp. 5.75% 2024	14,475	14,917
Healthsouth Corp. 5.75% 2025	37,390	39,540
IMS Health Holdings, Inc. 5.00% 20265	32,410	33,504
inVentiv Health, Inc. 7.50% 20245	54,895	59,836
inVentiv Health, Inc., Term Loan B, (3-month USD-LIBOR + 3.75%) 4.952% 20232,3,4	16,012	16,086
Kindred Healthcare, Inc. 8.00% 2020	23,950	25,267
Kindred Healthcare, Inc. 8.75% 2023	10,750	11,341
Kinetic Concepts, Inc. 7.875% 20215	16,615	17,612
Kinetic Concepts, Inc. 12.50% 20215	107,317	121,268
Mallinckrodt PLC 4.875% 20205	27,465	26,881
Mallinckrodt PLC 5.75% 20225	5,345	5,051
Mallinckrodt PLC 5.625% 20235	11,986	10,997
MEDNAX, Inc. 5.25% 20235	36,323	37,504
Molina Healthcare, Inc. 5.375% 2022	92,777	98,692
Molina Healthcare, Inc. 4.875% 20255	27,000	27,270
Prestige Brands International Inc. 6.375% 20245	14,010	15,043
Quintiles Transnational Corp. 4.875% 20235	25,995	26,742
RegionalCare Hospital Partners Holdings, Inc. 8.25% 20235	10,325	11,125
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2020 (84.62% PIK)2,3,4,7,8,9,10	66,392	65,050
Rotech Healthcare Inc., Term Loan A, (3-month USD-LIBOR + 4.25%) 5.55% 20182,3,4,7,9,10	24,929	24,804
Rotech Healthcare Inc., Term Loan B, (3-month USD-LIBOR + 8.75%) 10.00% 20192,3,4,7,9,10	20,825	20,721
Tenet Healthcare Corp. 4.375% 2021	27,963	28,522
Tenet Healthcare Corp. 8.125% 2022	12,335	13,137
Tenet Healthcare Corp. 6.75% 2023	28,080	28,150
Tenet Healthcare Corp. 4.625% 20245	26,606	26,744
Tenet Healthcare Corp. 4.625% 20245	23,771	23,860
Tenet Healthcare Corp. 5.125% 20255	27,137	27,307
Tenet Healthcare Corp. 7.00% 20255	13,550	13,533
Tenet Healthcare Corp., First Lien, 6.25% 2018	3,000	3,166
Tenet Healthcare Corp., First Lien, 4.75% 2020	17,010	17,690
Tenet Healthcare Corp., First Lien, 6.00% 2020	89,965	96,600
Tenet Healthcare Corp., First Lien, 4.50% 2021	28,730	29,341
Vizient Inc. 10.375% 20245	10,015	11,542
VPI Escrow Corp. 6.75% 20185	8,323	8,365
VPI Escrow Corp. 6.375% 20205	156,453	152,346
VPI Escrow Corp. 5.625% 20215	10,050	9,120
VPI Escrow Corp. 7.50% 20215	51,930	50,502
VPI Escrow Corp. 6.50% 20225	23,400	24,599
VPI Escrow Corp. 7.00% 20245	33,500	35,301

American High-Income Trust — Page 4 of 23

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal?amount (000)	Value (000)
VRX Escrow Corp. 5.375% 20205	$35,100	$33,959
VRX Escrow Corp. 7.25% 20225	9,750	9,214
VRX Escrow Corp. 5.875% 20235	62,760	54,131
VRX Escrow Corp. 6.125% 20255	113,553	96,520
WellCare Health Plans, Inc. 5.25% 2025	5,085	5,339
		2,285,846
Consumer discretionary12.94%
Adient Global Holdings Ltd. 4.875% 20265	1,535	1,547
American Axle & Manufacturing Holdings, Inc. 6.25% 20255	8,150	7,967
American Axle & Manufacturing Holdings, Inc. 6.50% 20275	18,650	18,184
Boyd Gaming Corp. 6.875% 2023	8,460	9,084
Boyd Gaming Corp. 6.375% 2026	16,550	17,936
Brinker International, Inc. 5.00% 20245	13,675	13,641
Burger King Corp. 6.00% 20225	25,200	26,176
Cablevision Systems Corp. 7.75% 2018	16,850	17,524
Cablevision Systems Corp. 6.75% 2021	33,500	37,185
Cablevision Systems Corp. 5.50% 20275	12,350	13,091
CBS Outdoor Americas Inc. 5.25% 2022	6,250	6,500
CCO Holdings LLC and CCO Holdings Capital Corp. 5.875% 20245	14,150	15,141
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	7,000	7,575
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 20255	14,050	14,998
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 20265	19,200	20,424
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 20265	74,575	79,982
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 20275	77,090	79,017
Cedar Fair, LP 5.375% 20275	6,475	6,864
Cengage Learning Acquisitions, Inc., Term Loan B, (3-month USD-LIBOR + 4.25%) 5.339% 20232,3,4	40,110	38,004
Cengage Learning Acquisitions, Inc. 9.50% 20245	9,667	8,604
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	168,396	168,186
Cumulus Media Holdings Inc. 7.75% 2019	65,114	18,232
Cumulus Media Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.48% 20202,3,4	49,465	40,005
DISH DBS Corp. 4.625% 2017	2,500	2,503
DISH DBS Corp. 7.875% 2019	22,725	25,111
DISH DBS Corp. 5.875% 2022	7,350	7,920
DISH DBS Corp. 5.00% 2023	3,350	3,442
DISH DBS Corp.5.875% 2024	3,250	3,480
DISH DBS Corp. 7.75% 2026	9,625	11,430
Dollar Tree Inc. 5.25% 2020	6,925	7,120
Dollar Tree Inc. 5.75% 2023	19,525	20,672
Gannett Co., Inc. 5.125% 2019	14,885	15,220
Goodyear Tire & Rubber Co. 4.875% 2027	5,000	5,088
Hanesbrands Inc. 4.625% 20245	7,500	7,650
Hilton Worldwide Holdings Inc. 4.25% 20245	4,275	4,344
iHeartCommunications, Inc. 9.00% 2019	69,900	55,134
iHeartCommunications, Inc. 10.625% 2023	19,255	14,682
iHeartCommunications, Inc., Term Loan D, (3-month USD-LIBOR + 6.75%) 7.976% 20192,3,4	47,600	39,032
International Game Technology 6.25% 20225	1,350	1,482
Lamar Media Corp. 5.75% 2026	550	595
Levi Strauss & Co. 5.00% 2025	4,750	4,988
Liberty Global PLC 6.125% 20255	6,500	7,004
Limited Brands, Inc. 6.625% 2021	6,750	7,509
Limited Brands, Inc. 6.875% 2035	21,970	21,311
LKQ Corp. 4.75% 2023	6,800	6,970
Loral Space & Communications Inc. 8.875% 20245	8,775	9,872

American High-Income Trust — Page 5 of 23

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal?amount (000)	Value (000)
McGraw-Hill Global Education Holdings, LLC 7.875% 20245	$9,875	$9,591
McGraw-Hill Global Education Holdings, LLC, Term Loan B, (3-month USD-LIBOR + 4.00%) 5.226% 20222,3,4	19,550	19,284
MDC Partners Inc. 6.50% 20245	20,366	20,417
Mediacom Broadband LLC and Mediacom Broadband Corp. 6.375% 2023	15,490	16,263
Melco Crown Entertainment Ltd. 5.875% 20195	12,250	12,954
Melco International Development Ltd. 4.875% 20255	13,850	13,895
Meritage Homes Corp. 5.125% 20275	10,950	10,991
MGM Growth Properties LLC 5.625% 2024	12,275	13,441
MGM Resorts International 8.625% 2019	6,275	6,934
MGM Resorts International 7.75% 2022	8,950	10,527
MGM Resorts International 6.00% 2023	34,975	38,647
MGM Resorts International 4.625% 2026	3,200	3,248
MHGE Parent LLC/Finance 8.50% 20195,8	31,551	31,709
Michaels Stores, Inc. 5.875% 20205	9,860	10,107
Mohegan Tribal Gaming Authority 7.875% 20245	18,575	19,388
NBC Universal Enterprise, Inc. 5.25% 20495	23,885	25,446
Needle Merger Sub Corp. 8.125% 20195	28,939	28,975
Neiman Marcus Group LTD Inc. 8.00% 20215	30,890	16,989
Neiman Marcus Group LTD Inc. 8.75% 20215,8	49,030	23,780
Neiman Marcus Group LTD Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.339% 20202,3,4	69,911	52,914
Netflix, Inc. 5.75% 2024	19,550	21,383
Newell Rubbermaid Inc. 5.00% 2023	4,560	4,881
Penn National Gaming, Inc. 5.625% 20275	3,750	3,830
Petsmart, Inc. 7.125% 20235	128,014	114,252
Petsmart, Inc. 5.875% 20255	80,960	78,430
Petsmart, Inc. 8.875% 20255	50,525	46,791
Petsmart Inc., Term Loan B-2, (3-month USD-LIBOR + 3.00%) 4.22% 20222,3,4	17,954	16,718
Playa Resorts Holding BV 8.00% 20205	16,972	17,821
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 6.125% 20215	17,900	18,213
Sally Holdings LLC and Sally Capital Inc. 5.75% 2022	7,250	7,458
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	62,205	63,993
Sally Holdings LLC and Sally Capital Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 4.50% 20242,3,4,7	13,820	13,941
Schaeffler Verwaltungs 4.125% 20215,8	2,650	2,706
Schaeffler Verwaltungs 4.50% 20235,8	700	712
Schaeffler Verwaltungs 4.75% 20265,8	6,850	6,944
Scientific Games Corp. 7.00% 20225	21,800	23,271
ServiceMaster Global Holdings, Inc. 5.125% 20245	10,000	10,375
Sirius XM Radio Inc 3.875% 20225	12,400	12,559
Sirius XM Radio Inc 5.375% 20255	4,801	4,975
Sotheby’s Holdings, Inc. 5.25% 20225	18,160	18,659
Standard Pacific Corp. 8.375% 2021	14,775	17,527
Tenneco Inc. 5.00% 2026	9,050	9,174
TI Automotive Ltd. 8.75% 20235	38,035	40,412
Uber Technologies, Inc., Term Loan B, (3-month USD-LIBOR + 4.00%) 5.216% 20232,3,4	28,134	28,169
Univision Communications Inc. 6.75% 20225	16,098	16,782
Univision Communications Inc. 5.125% 20235	32,640	33,038
Univision Communications Inc. 5.125% 20255	30,250	30,061
Univision Communications Inc., Term Loan C5, (3-month USD-LIBOR + 2.75%) 3.976% 20242,3,4	1,479	1,454
Warner Music Group 5.625% 20225	13,627	14,155
Warner Music Group 6.75% 20225	10,200	10,748
Warner Music Group 5.00% 20235	34,895	35,898
Warner Music Group 4.875% 20245	15,675	16,067
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 20235	25,211	25,495
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 20255	53,655	56,572

American High-Income Trust — Page 6 of 23

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal?amount (000)	Value (000)
Wynn Macau, Ltd. 5.25% 20215	$55,500	$57,026
YUM! Brands, Inc. 5.00% 20245	15,460	16,156
ZF Friedrichshafen AG 4.00% 20205	2,935	3,049
ZF Friedrichshafen AG 4.75% 20255	14,050	14,875
		2,248,496
Materials11.21%
AK Steel Holding Corp. 7.625% 2021	39,900	41,708
AK Steel Holding Corp. 7.50% 2023	2,700	2,929
AK Steel Holding Corp. 7.00% 2027	24,900	25,834
Aleris International, Inc. 7.875% 2020	30,443	28,845
Aleris International, Inc. 9.50% 20215	36,770	37,994
ArcelorMittal 6.125% 2025	10,500	11,812
ArcelorMittal 7.50% 2041	69,460	76,927
Ardagh Group SA 7.125% 20238	3,300	3,531
Ardagh Packaging Finance 4.25% 20225	6,425	6,611
Ardagh Packaging Finance 4.625% 20235	980	1,008
Ardagh Packaging Finance 6.00% 20255	23,650	24,892
Axalta Coating Systems LLC 4.875% 20245	7,250	7,504
Ball Corp. 4.375% 2020	17,775	18,730
Ball Corp. 5.25% 2025	2,250	2,492
BHP Billiton Finance Ltd. 6.25% 20755	8,240	9,006
Blue Cube Spinco Inc. (Olin Corp.) 9.75% 2023	4,820	5,856
Blue Cube Spinco Inc. (Olin Corp.) 10.00% 2025	4,260	5,261
Building Materials Corp. 6.00% 20255	4,650	4,999
BWAY Holding Co., 7.25% 20255	16,500	16,789
Bway Parent Co. Inc., 5.50% 20245	5,000	5,119
CEMEX Finance LLC 9.375% 20225	7,500	7,987
CEMEX SAB de CV 7.75% 20265	10,475	12,007
CF Industries, Inc. 4.50% 20265	11,025	11,358
CF Industries, Inc. 4.95% 2043	35,055	30,235
CF Industries, Inc. 5.375% 2044	5,000	4,494
Chemours Co. 6.625% 2023	48,958	52,018
Chemours Co. 7.00% 2025	26,420	28,930
Chemours Co. 5.375% 2027	22,015	22,620
Cliffs Natural Resources Inc. 4.80% 2020	1,320	1,244
Cliffs Natural Resources Inc. 8.25% 20205	67,900	74,350
Cliffs Natural Resources Inc. 4.875% 2021	5,725	5,353
Cliffs Natural Resources Inc. 5.75% 20255	99,135	93,930
Cliffs Natural Resources Inc. 6.25% 2040	12,742	9,684
Commercial Metals Co. 5.375% 2027	11,750	12,000
Consolidated Energy Finance SA 6.875% 20255	32,750	33,814
Crown Holdings, Inc. 4.50% 2023	3,000	3,150
Crown Holdings, Inc. 4.25% 20265	3,000	3,000
Crown Holdings, Inc. 7.375% 2026	2,000	2,325
First Quantum Minerals Ltd. 7.00% 20215	126,653	130,453
First Quantum Minerals Ltd. 7.25% 20225	30,475	31,237
First Quantum Minerals Ltd. 7.25% 20235	21,250	20,931
First Quantum Minerals Ltd. 7.50% 20255	88,750	87,197
Flex Acquisition Company, Inc. 6.875% 20255	17,875	18,624
FMG Resources 4.75% 20225	9,375	9,434
FMG Resources 9.75% 20225	64,240	73,474
Freeport-McMoRan Inc. 3.55% 2022	39,690	37,395
Freeport-McMoRan Inc. 6.50% 2020	6,000	6,187

American High-Income Trust — Page 7 of 23

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal?amount (000)	Value (000)
Freeport-McMoRan Inc. 6.75% 2022	$5,275	$5,486
Freeport-McMoRan Inc. 3.875% 2023	4,000	3,740
Freeport-McMoRan Inc. 6.875% 2023	5,000	5,300
Freeport-McMoRan Inc. 5.40% 2034	19,575	17,569
Georgia Gulf Corp. 4.625% 2021	23,617	24,562
Georgia Gulf Corp. 4.875% 2023	6,300	6,631
Hexion Inc. 6.625% 2020	39,275	36,035
Hexion Inc. 10.375% 20225	4,900	4,875
Huntsman Corp. 5.75% 20255	27,780	28,127
Huntsman International LLC 4.875% 2020	23,800	25,109
INEOS Group Holdings SA 5.625% 20245	6,250	6,461
Kraton Corp. 7.00% 20255	3,080	3,249
Nova Chemicals Corp 4.875% 20245	7,000	6,982
Nova Chemicals Corp 5.25% 20275	7,000	6,982
Novelis Corp. 6.25% 20245	18,330	19,292
Novelis Corp. 5.875% 20265	33,375	34,460
Olin Corp. 5.125% 2027	36,547	37,735
Owens-Illinois, Inc. 5.00% 20225	3,920	4,160
Owens-Illinois, Inc. 5.875% 20235	39,135	43,220
Owens-Illinois, Inc. 6.375% 20255	14,470	16,270
Paperworks Industries Inc. 9.50% 20195	9,946	7,410
Platform Specialty Products Corp. 10.375% 20215	26,180	29,027
Platform Specialty Products Corp. 6.50% 20225	7,250	7,522
Rayonier Advanced Materials Inc. 5.50% 20245	50,830	49,718
Reynolds Group Inc. 5.75% 2020	44,750	45,850
Reynolds Group Inc. 7.00% 20245	18,245	19,606
Ryerson Inc. 11.00% 20225	72,506	82,204
Scotts Miracle-Gro Co. 5.25% 2026	4,650	4,882
Sealed Air Corp. 4.875% 20225	6,250	6,680
Sealed Air Corp. 5.25% 20235	5,920	6,379
Sealed Air Corp. 5.125% 20245	3,510	3,782
Smurfit Capital Funding PLC 7.50% 2025	7,965	9,558
SPCM SA 4.875% 20255	26,750	27,352
Summit Materials, Inc. 8.50% 2022	3,925	4,455
Summit Materials, Inc. 6.125% 2023	12,660	13,325
Summit Materials, Inc. 5.125% 20255	24,750	25,431
SunCoke Energy Partners, LP, 7.50% 20255	8,925	8,858
Teck Resources Ltd. 3.75% 2023	4,050	3,959
Teck Resources Ltd. 8.50% 20245	2,775	3,212
Teck Resources Ltd. 5.20% 2042	3,900	3,646
Tembec Industries Inc. 9.00% 20195	6,958	7,242
United States Steel Corp. 7.375% 2020	27,055	29,393
United States Steel Corp. 8.375% 20215	9,020	9,945
Vale Overseas Ltd. 5.875% 2021	9,375	10,087
Vale Overseas Ltd. 6.875% 2039	13,185	14,207
Vale SA 5.625% 2042	2,566	2,451
Zekelman Industries Inc. 9.875% 20235	13,395	15,086
		1,948,790
Telecommunication services10.88%
Altice NV 6.50% 20225	625	655
Altice NV 6.625% 20235	15,460	16,441
Altice NV 5.50% 20265	12,475	13,130
Altice NV 7.50% 20265	18,550	20,637

American High-Income Trust — Page 8 of 23

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal?amount (000)	Value (000)
CenturyLink, Inc. 6.75% 2023	$7,500	$8,105
CenturyLink, Inc. 7.50% 2024	36,120	39,642
CenturyLink, Inc. 5.625% 2025	7,100	7,115
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 20205	64,388	65,837
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 7.75% 20255	1,500	1,665
Cincinnati Bell Inc. 7.00% 20245	20,275	21,242
Colorado Buyer Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.42% 20252,3,4	12,413	12,599
Columbus International Inc. 7.375% 20215	11,925	12,685
Digicel Group Ltd. 8.25% 20205	39,175	36,772
Digicel Group Ltd. 6.00% 20215	5,450	5,246
Digicel Group Ltd. 7.125% 20225	4,200	3,680
Frontier Communications Corp. 8.50% 2020	10,000	10,537
Frontier Communications Corp. 8.875% 2020	43,400	46,031
Frontier Communications Corp. 9.25% 2021	21,250	20,899
Frontier Communications Corp. 8.75% 2022	1,150	1,039
Frontier Communications Corp. 10.50% 2022	120,685	115,405
Frontier Communications Corp. 7.625% 2024	4,923	4,080
Frontier Communications Corp. 11.00% 2025	66,987	62,465
Inmarsat PLC 4.875% 20225	31,115	31,737
Inmarsat PLC 6.50% 20245	22,675	24,262
Intelsat Jackson Holding Co. 7.25% 2019	25,960	25,999
Intelsat Jackson Holding Co. 7.25% 2020	33,225	31,564
Intelsat Jackson Holding Co. 5.50% 2023	25,050	20,854
Level 3 Communications, Inc. 5.125% 2023	14,225	14,803
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 9.85% 2020 (100% PIK)2,3,4,8	143,308	137,886
MetroPCS Wireless, Inc. 6.625% 2023	41,285	43,791
Neptune Finco Corp. (Altice NV) 10.125% 20235	12,350	14,357
Neptune Finco Corp. (Altice NV) 6.625% 20255	21,900	24,147
Neptune Finco Corp. (Altice NV) 10.875% 20255	4,975	6,001
Numericable Group SA 6.00% 20225	10,235	10,721
Numericable Group SA 6.25% 20245	9,875	10,467
Numericable Group SA 7.375% 20265	23,625	25,722
SoftBank Group Corp. 4.50% 20205	59,275	61,770
Sprint Corp. 9.00% 20185	9,660	10,496
Sprint Corp. 7.00% 2020	11,000	12,127
Sprint Corp. 7.25% 2021	50,255	55,972
Sprint Corp. 11.50% 2021	75,355	96,831
Sprint Corp. 7.875% 2023	45,970	52,980
Sprint Corp. 7.125% 2024	12,625	14,077
Sprint Corp. 6.875% 2028	59,325	66,092
T-Mobile US, Inc. 6.00% 2023	4,225	4,482
T-Mobile US, Inc. 6.00% 2024	22,150	23,756
T-Mobile US, Inc. 6.375% 2025	50,575	54,811
T-Mobile US, Inc. 6.50% 2026	90,495	100,110
T-Mobile US, Inc. 5.375% 2027	6,250	6,719
Trilogy International Partners, LLC 8.875% 20225	39,150	40,863
UPCB Finance IV Ltd. 5.375% 20255	6,700	7,043
Wind Acquisition SA 4.75% 20205	14,725	14,916
Wind Acquisition SA 7.375% 20215	104,575	108,823
Windstream Holdings, Inc. 7.75% 2020	2,500	2,531
Windstream Holdings, Inc. 7.75% 2021	57,877	54,694
Windstream Holdings, Inc. 7.50% 2022	12,150	10,905
Zayo Group Holdings, Inc. 6.00% 2023	21,800	23,053
Zayo Group Holdings, Inc. 6.375% 2025	27,625	29,921

American High-Income Trust — Page 9 of 23

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal?amount (000)	Value (000)
Zayo Group Holdings, Inc. 5.75% 20275	$42,075	$44,126
Ziggo Bond Finance BV 5.875% 20255	6,880	7,104
Ziggo Bond Finance BV 5.50% 20275	38,200	39,107
		1,891,527
Industrials8.98%
ACCO Brands Corp. 5.25% 20245	1,755	1,827
ADT Corp. 3.50% 2022	29,125	28,315
Aircastle Ltd. 5.00% 2023	14,825	15,863
Alcoa Inc. 5.72% 2019	747	781
Allison Transmission Holdings, Inc. 5.00% 20245	23,411	24,055
American Airlines, Inc., 5.50% 20195	29,150	30,680
ARAMARK Corp. 5.125% 2024	17,150	18,072
Associated Materials, LLC 9.00% 20245	90,570	96,910
Avianca Holdings SA, 8.375% 20205	5,825	5,840
Avis Budget Group, Inc. 5.50% 2023	5,260	5,247
Bohai Financial Investment Holding Co., Ltd. 5.25% 20225	52,725	55,312
Bohai Financial Investment Holding Co., Ltd. 5.50% 20245	13,050	13,663
Brand Energy 8.5% 20255	23,455	24,335
Brunswick Rail Finance Ltd. 6.50% 2017	29,251	23,529
Brunswick Rail Finance Ltd. 6.50% 20175	9,651	7,763
Builders FirstSource, Inc. 10.75% 20235	36,565	42,324
Builders FirstSource, Inc. 5.625% 20245	57,295	59,873
CEVA Group PLC 7.00% 20215,9	1,400	1,309
CEVA Group PLC 9.00% 20215,9	14,675	12,510
CEVA Group PLC, Apollo Global Securities LLC LOC, (3-month USD-LIBOR + 5.50%) 6.50% 20212,3,4,9	9,247	8,650
CEVA Logistics Canada, ULC, Term Loan, (3-month USD-LIBOR + 5.50%) 6.672% 20212,3,4,9	1,629	1,524
CEVA Logistics Holdings BV, Term Loan, (3-month USD-LIBOR + 5.50%) 6.672% 20212,3,4,9	9,438	8,828
CEVA Logistics U.S. Holdings Inc., Term Loan B, (3-month USD-LIBOR + 5.50%) 6.672% 20212,3,4,9	13,011	12,171
Cloud Crane LLC, 10.125% 20245	10,865	11,952
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20193	162	165
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20193	162	169
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20203	1,492	1,560
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 20223	989	1,068
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 20223	1,621	1,705
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 20223	1,009	1,095
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 20223	119	132
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20223	1	1
Corporate Risk Holdings LLC 9.50% 20195,9	137,693	146,643
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)5,7,8,9,10	15,698	16,800
Covanta Holding Corp. 5.875% 2024	23,025	22,507
Covanta Holding Corp. 5.875% 2025	12,490	12,147
DAE Aviation Holdings, Inc. 10.00% 20235	112,675	125,351
Deck Chassis Acquisition Inc. 10.00% 20235	65,260	72,602
Delta Air Lines, Inc., Series 2002-1, Class G1, MBIA insured, 6.718% 20243	6,811	7,662
Euramax International, Inc. 12.00% 20205	44,500	48,727
Gardner Denver, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.546% 20202,3,4	1,756	1,762
GFL Environmental Inc., 5.625% 20225	11,175	11,482
Hardwoods Acquisition Inc 7.50% 20215	44,801	40,209
HDTFS Inc. 6.75% 2019	8,590	8,603
HDTFS Inc. 5.875% 2020	12,435	12,093
HDTFS Inc. 5.50% 20245	3,060	2,525
Hertz Global Holdings Inc. 7.625% 20225	49,325	49,330
KAR Auction Services, Inc. 5.125% 20255	5,000	5,106

American High-Income Trust — Page 10 of 23

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal?amount (000)	Value (000)
KLX Inc. 5.875% 20225	$16,485	$17,371
LSC Communications, Inc. 8.75% 20235	41,745	43,728
LSC Communications, Inc., Term Loan B, (3-month USD-LIBOR + 6.00%) 7.226% 20222,3,4	24,190	24,432
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 20215	31,600	26,939
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 20225	4,800	4,992
Ply Gem Industries, Inc. 6.50% 2022	14,320	15,006
Ply Gem Industries, Inc. 6.50% 2022	13,645	14,360
Prime Security Services Borrower, LLC 9.25% 20235	28,600	31,150
PrimeSource Building Products Inc 9.00% 20235	20,211	21,120
R.R. Donnelley & Sons Co. 7.625% 2020	4,054	4,530
R.R. Donnelley & Sons Co. 7.875% 2021	38,900	42,304
R.R. Donnelley & Sons Co. 6.50% 2023	22,350	22,406
Sensata Technologies Holding NV 6.25% 20265	7,000	7,665
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 20205	4,678	4,701
Standard Aero Holdings, Inc., Term Loan B, 4.75% 20222,3,4	6,184	6,226
TransDigm Inc. 5.50% 2020	51,910	52,754
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20213,5	2,731	2,909
United Continental Holdings, Inc. 6.00% 2020	14,150	15,494
United Rentals, Inc. 7.625% 2022	2,515	2,634
United Rentals, Inc. 5.50% 2025	7,100	7,464
United Rentals, Inc. 5.875% 2026	3,500	3,741
United Rentals, Inc. 5.50% 2027	5,000	5,163
USG Corp. 4.875% 20275	7,175	7,399
Virgin Australia Holdings Ltd. 8.50% 20195	45,305	47,853
Virgin Australia Holdings Ltd. 7.875% 20215	27,125	28,380
		1,561,498
Information technology7.43%
Alcatel-Lucent USA Inc. 6.45% 2029	16,200	18,994
Almonde Inc., Term Loan-B, (3-month USD-LIBOR + 3.50%) 4.736% 20242,3,4	5,650	5,658
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.459% 20252,3,4	41,775	42,637
Blackboard Inc. 9.75% 20215	415	392
Blackboard Inc., Term Loan B4, (3-month USD-LIBOR + 5.00%) 6.158% 20212,3,4	34,420	34,412
BMC Software, Inc. 9.00% 20195,8	14,125	14,178
BMC Software, Inc. 8.125% 20215	80,026	83,253
BMC Software, Inc., Term Loan B, (3-month USD-LIBOR + 4.00%) 5.226% 20222,3,4	22,313	22,392
Camelot Finance SA 7.875% 20245	49,900	53,892
Camelot Finance SA, Term Loan, 4.726% 20232,3,4	13,677	13,774
Cardtronics Inc 5.50% 20255	22,175	22,896
CCC Information Services Inc., Term Loan (3-month USD-LIBOR + 6.75%) 7.976% 20252,3,4	12,875	13,213
CDK Global, Inc. 4.875% 20275	5,200	5,356
CDW Corp. 5.00% 2025	6,500	6,776
CommScope Holding Co., Inc. 5.00% 20275	6,650	6,650
CommScope Holding Co., Inc. 6.00% 20255	4,750	5,094
Dell Inc. 2.65% 2020	13,150	12,911
EchoStar Corp. 6.625% 2026	26,055	28,074
Ellucian, Inc. 9.00% 20235	19,473	20,349
First Data Corp. 5.375% 20235	17,650	18,488
First Data Corp. 7.00% 20235	79,500	85,065
First Data Corp. 5.00% 20245	29,425	30,372
First Data Corp. 5.75% 20245	8,150	8,496
Gartner, Inc. 5.125% 20255	16,925	17,820
Genesys Telecommunications Laboratories, Inc., Term Loan B, (3-month USD-LIBOR + 4.00%) 5.296% 20232,3,4	7,984	8,018

American High-Income Trust — Page 11 of 23

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal?amount (000)	Value (000)
Genesys Telecommunications Laboratories, Inc. 10.00% 20245	$32,725	$36,857
Gogo Inc. 12.50% 20225	68,450	78,119
GTT Communications, Inc. 7.875% 20245	17,200	18,447
Hughes Satellite Systems Corp. 7.625% 2021	9,850	11,229
Infor (US), Inc. 5.75% 20205	7,135	7,376
Infor (US), Inc. 6.50% 2022	37,550	39,052
Infor Software 7.125% 20215,8	21,900	22,666
j2 Global, Inc. 6.00% 20255	16,125	16,689
JDA Software Group, Inc. 7.375% 20245	7,375	7,688
JDA Software Group, Inc., Term Loan B, (3-month USD-LIBOR + 3.50%) 4.726% 20232,3,4	5,871	5,913
Kronos Inc., Term Loan, (3-month USD-LIBOR + 3.50%) 4.56% 20232,3,4	17,238	17,377
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.420% 20242,3,4	92,910	96,472
Nokia Corp. 4.375% 2027	20,000	20,413
NXP BV and NXP Funding LLC 4.125% 20205	7,000	7,370
NXP BV and NXP Funding LLC 4.125% 20215	1,975	2,085
PE Cortes NP Holdings LLC 12.00% 20225,8	8,550	9,181
PE Cortes NP Holdings LLC 9.25% 20245	7,350	7,975
Qorvo, Inc. 6.75% 2023	5,000	5,506
Qorvo, Inc. 7.00% 2025	14,550	16,587
Solera Holdings, Inc. 10.50% 20245	60,200	69,456
Symantec Corp 5.00% 20255	30,350	31,839
Tempo Acquisition LLC 6.75% 20255	21,000	21,525
Unisys Corp. 10.75% 20225	81,025	89,127
VeriSign, Inc. 4.625% 2023	4,600	4,738
VeriSign, Inc. 4.75% 20275	40,950	41,615
Western Digital Corp. 7.375% 20235	17,235	18,980
Western Digital Corp. 10.50% 2024	7,250	8,571
		1,292,013
Utilities4.02%
AES Corp. 8.00% 2020	26,875	31,242
AES Corp. 7.375% 2021	56,951	65,494
AES Corp. 4.875% 2023	20,040	20,516
AES Corp. 5.50% 2024	35,835	37,492
AES Corp. 7.75% 20245	14,300	15,039
AES Corp. 5.50% 2025	28,755	30,229
AES Corp. 6.00% 2026	25,850	27,789
AmeriGas Partners, LP 5.50% 2025	29,900	30,498
Calpine Corp. 6.00% 20225	1,775	1,842
Calpine Corp. 5.375% 2023	41,285	40,408
Calpine Corp. 5.50% 2024	955	908
Calpine Corp. 5.875% 20245	28,125	29,109
Calpine Corp. 5.75% 2025	18,365	17,309
Calpine Corp. 5.25% 20265	26,085	25,694
Dominion Resources, Inc. 2.962% 2019	1,500	1,523
Dynegy Finance Inc. 6.75% 2019	30,620	31,730
Dynegy Finance Inc. 7.375% 2022	41,555	41,139
Dynegy Finance Inc. 7.625% 2024	13,765	13,421
Emera Inc. 6.75% 2076	28,725	32,603
Enel Società per Azioni 8.75% 20735	16,112	19,214
FirstEnergy Corp. 3.90% 2027	3,935	3,944
NRG Energy, Inc. 6.25% 2022	52,565	54,208
NRG Energy, Inc. 6.625% 2023	4,000	4,130
NRG Energy, Inc. 7.25% 2026	12,450	12,948

American High-Income Trust — Page 12 of 23

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal?amount (000)	Value (000)
NRG Energy, Inc. 6.625% 2027	$13,450	$13,534
Talen Energy Corp. 6.50% 2018	21,300	21,619
Talen Energy Corp. 4.625% 20195	38,611	37,742
TEX Operations Co. LLC, Term Loan B, (3-month USD-LIBOR + 2.75%) 3.976% 20232,3,4	30,160	29,908
TEX Operations Co. LLC, Term Loan C, (3-month USD-LIBOR + 2.75%) 3.795% 20232,3,4	6,913	6,855
		698,087
Financials3.08%
Ally Financial Inc. 3.75% 2019	7,000	7,175
Ally Financial Inc. 8.00% 2020	8,825	10,061
Ally Financial Inc. 5.125% 2024	13,875	14,672
Ally Financial Inc. 8.00% 2031	20,000	24,600
Bank of America Corp., Series K, junior subordinated 8.00% noncumulative (undated)	11,075	11,393
Bank of America Corp., Series M, junior subordinated 8.125% noncumulative (undated)	11,550	12,025
Carlyle Group LP 6.375% 20225	7,150	7,508
Carlyle Group LP 6.25% 20255	8,900	9,200
CIT Group Inc. 3.875% 2019	66,435	68,262
CIT Group Inc. 5.80% (undated)	11,500	12,017
CIT Group Inc., Series C, 5.50% 20195	8,467	8,912
Fortress Investment Group LLC 6.75% 20225	16,950	17,331
General Motors Acceptance Corp. 7.50% 2020	13,225	15,010
Hub International Ltd., 7.875% 20215	6,250	6,531
Icahn Enterprises Finance Corp. 6.25% 2022	12,400	12,958
International Lease Finance Corp. 8.25% 2020	5,900	6,961
iStar Financial Inc. 4.00% 2017	13,600	13,608
iStar Financial Inc. 4.875% 2018	19,300	19,469
iStar Financial Inc. 6.50% 2021	8,000	8,400
JPMorgan Chase & Co., Series I, junior subordinated 7.90% 2049	23,405	24,359
Liberty Mutual Group Inc., Series A, 7.80% 20875	9,190	11,470
MetLife, Inc. 7.875% 20675	13,950	18,904
MGIC Investment Corp. 5.75% 2023	15,225	16,443
Navient Corp. 4.875% 2019	35,245	36,743
Navient Corp. 6.50% 2022	10,925	11,608
Navient Corp. 5.50% 2023	23,215	23,679
Navient Corp. 6.75% 2025	14,000	14,464
NBTY, Inc. 7.625% 20215	3,500	3,728
OneMain Financial Holdings, LLC 6.75% 20195	8,070	8,504
OneMain Financial Holdings, LLC 7.25% 20215	6,755	7,148
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)5	15,376	17,490
Springleaf Finance Corp. 8.25% 2020	22,150	24,919
Starwood Property Trust, Inc. 5.00% 20215	15,175	15,820
Wells Fargo & Co., Series K, junior subordinated 7.98% 2049	13,980	14,588
		535,960
Real estate2.39%
Communications Sales & Leasing, Inc. 6.00% 20235	25,530	26,631
Communications Sales & Leasing, Inc. 8.25% 2023	21,563	22,318
Communications Sales & Leasing, Inc. 7.125% 20245	3,525	3,508
Crescent Resources 8.875% 20215	15,400	16,247
Crown Castle International Corp. 4.875% 2022	2,350	2,570
CyrusOne Inc., 5.00% 20245	4,650	4,801
Equinix, Inc. 5.75% 2025	5,450	5,893
Equinix, Inc. 5.875% 2026	20,550	22,457
Equinix, Inc. 5.375% 2027	51,280	54,805

American High-Income Trust — Page 13 of 23

unaudited

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate (continued)	Principal?amount (000)	Value (000)
Gaming and Leisure Properties, Inc. 4.375% 2021	$4,775	$5,026
Gaming and Leisure Properties, Inc. 5.375% 2026	8,175	8,950
Howard Hughes Corp. 5.375% 20255	75,375	77,259
Iron Mountain Inc. 6.00% 20205	18,415	19,129
Iron Mountain Inc. 6.00% 2023	3,450	3,683
Iron Mountain Inc. 5.75% 2024	33,800	34,645
iStar Financial Inc. 5.00% 2019	20,300	20,516
iStar Inc. 6.00% 2022	4,000	4,110
Realogy Corp. 4.50% 20195	30,660	31,771
Realogy Corp. 4.875% 20235	50,900	51,536
		415,855
Consumer staples2.19%
B&G Foods, Inc. 4.625% 2021	5,250	5,375
B&G Foods, Inc. 5.25% 2025	27,575	28,195
BJ’s Wholesale Club, Term Loan B, (3-month USD-LIBOR + 3.75%) 4.968% 20242,3,4	43,310	42,087
BJ’s Wholesale Club, Term Loan, (3-month USD-LIBOR + 7.50%) 8.71% 20252,3,4	56,490	55,201
Central Garden & Pet Co. 6.125% 2023	4,300	4,601
Chobani LLC 7.50% 20255	26,645	28,244
Constellation Brands, Inc. 6.00% 2022	5,250	5,994
Constellation Brands, Inc. 4.75% 2025	625	686
Cott Beverages Inc. 5.375% 2022	7,000	7,280
Cott Beverages Inc. 5.50% 20255	11,900	12,168
Darling Ingredients Inc. 5.375% 2022	14,550	15,187
Dean Foods Co. 6.50% 20235	3,300	3,490
First Quality Enterprises, Inc. 5.00% 20255	5,000	5,112
Herbalife Ltd., Term Loan, (3-month USD-LIBOR + 5.50%) 6.726% 20232,3,4	35,227	35,579
Kronos Acquisition Holdings Inc. 9.00% 20235	13,325	13,325
Lamb Weston Holdings, Inc. 4.625% 20245	7,465	7,726
Pinnacle Foods Inc. 5.875% 2024	4,875	5,228
Post Holdings, Inc. 6.00% 20225	5,250	5,585
Post Holdings, Inc. 5.50% 20255	10,000	10,337
Post Holdings, Inc. 8.00% 20255	8,400	9,576
Post Holdings, Inc. 5.00% 20265	9,385	9,385
Reynolds American Inc. 5.85% 2045	8,750	10,769
Rite Aid Corp. 6.125% 20235	11,950	11,801
Spectrum Brands Inc. 6.625% 2022	3,500	3,684
Spectrum Brands Inc. 6.125% 2024	4,750	5,112
Spectrum Brands Inc. 5.75% 2025	3,000	3,233
SUPERVALU Inc. 6.75% 2021	8,250	8,126
TreeHouse Foods, Inc. 6.00% 20245	11,595	12,407
Vector Group Ltd. 6.125% 20255	14,300	14,890
		380,383
Municipals0.05%
Surgery Center Holdings 6.75% 20255	7,945	8,064
Total corporate bonds & notes		15,828,251
U.S. Treasury bonds & notes1.30% U.S. Treasury1.30%
U.S. Treasury 1.00% 2018	15,000	14,931
U.S. Treasury 1.25% 2019	50,000	49,888
U.S. Treasury 1.50% 2020	100,000	99,885

American High-Income Trust — Page 14 of 23

unaudited

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal?amount (000)	Value (000)
U.S. Treasury 1.125% 202111	$50,000	$48,807
U.S. Treasury 6.25% 202311	10,000	12,445
Total U.S. Treasury bonds & notes		225,956
Bonds & notes of governments & government agencies outside the U.S.0.14%
Argentine Republic (Argentina Central Bank 7D Repo Reference Rate) 26.25% 20204	ARS285,125	17,848
Argentine Republic 18.20% 2021	104,500	6,686
		24,534
Municipals0.04% Illinois0.04%
G.O. Bonds, Pension Funding Series 2003, 5.10% 20333	$7,500	7,028
		7,028
Asset-backed obligations0.02%
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 20223	3,725	3,774
Total bonds, notes & other debt instruments (cost: $15,873,751,000)		16,089,543
Convertible bonds0.34% Consumer discretionary0.15%
DISH DBS Corp. 3.375% 20265	21,025	25,598
Miscellaneous0.19%
Other convertible bonds in initial period of acquisition		32,772
Total convertible bonds (cost: $54,790,000)		58,370
Convertible stocks0.79% Industrials0.15%	Shares
CEVA Group PLC, Series A-1, convertible preferred, (3-month USD-LIBOR + 3.00%) 4.304%6,7,9,12	47,121	18,848
CEVA Group PLC, Series A-2, convertible preferred, (3-month USD-LIBOR + 2.00%) 3.304%6,7,9,12	21,062	6,740
		25,588
Utilities0.04%
Dominion Resources, Inc., convertible preferred, Series A, units	161,420	7,997
Energy0.04%
Chesapeake Energy Corporation 5.75% convertible preferred	9,000	5,580
Southwestern Energy Co., Series B, 6.25% convertible preferred 2018	85,000	1,240
		6,820
Information technology0.03%
Alibaba Mandatory Exchangeable Trust, convertible preferred5	28,000	4,579
Telecommunication services0.01%
Frontier Communications Corp., Series A, convertible preferred	70,000	2,061

American High-Income Trust — Page 15 of 23

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Convertible stocks Miscellaneous0.52%	Shares	Value (000)
Other convertible stocks in initial period of acquisition		$90,123
Total convertible stocks (cost: $182,050,000)		137,168
Common stocks0.96% Energy0.24%
White Star Petroleum Corp., Class A7,9,10,12	24,665,117	20,965
Ascent Resources - Utica, LLC, Class A7,10,12	90,532,504	20,279
Southwestern Energy Co.12	39,499	240
Denbury Resources Inc.12	60,000	92
Petroplus Holdings AG7,10,12	3,360,000	—
		41,576
Information technology0.21%
Corporate Risk Holdings I, Inc.7,9,10,12	2,380,355	37,062
Corporate Risk Holdings Corp.7,9,10,12	12,035	—
		37,062
Real estate0.11%
OUTFRONT Media Inc. REIT	660,645	15,274
American Tower Corp. REIT	29,000	3,837
		19,111
Industrials0.10%
CEVA Group PLC6,7,9,12	59,168	17,011
Atrium Corp.5,7,10,12	10,987	11
		17,022
Materials0.08%
Warrior Met Coal, Inc.5,7	843,600	13,295
Telecommunication services0.04%
NII Holdings, Inc.9,12	9,853,522	7,922
Health care0.04%
Rotech Healthcare Inc.7,9,10,12	1,916,276	6,439
Consumer discretionary0.00%
Adelphia Recovery Trust, Series Arahova7,10,12	1,773,964	9
Adelphia Recovery Trust, Series ACC-17,10,12	10,643,283	8
		17
Miscellaneous0.14%
Other common stocks in initial period of acquisition		25,151
Total common stocks (cost: $377,798,000)		167,595
Rights & warrants0.01% Utilities0.01%
Vistra Energy Corp., rights5,7,10,12,13	837,842	944

American High-Income Trust — Page 16 of 23

unaudited

Rights & warrants Consumer discretionary0.00%	Shares	Value (000)
Liberman Broadcasting, Inc., warrants, expire 20226,7,10,12	10	$—
Miscellaneous0.00%
Other rights & warrants in initial period of acquisition		—
Total rights & warrants (cost: $1,340,000)		944
Short-term securities5.12%	Principal?amount (000)
Chariot Funding, LLC 0.94% due 7/14/20175	$25,000	24,988
Colgate-Palmolive Co. 1.05% due 7/21/20175	23,400	23,386
ExxonMobil Corp. 0.88% due 7/10/2017	34,200	34,190
Federal Home Loan Bank 0.83%–1.04% due 7/5/2017–9/29/2017	534,100	533,604
Microsoft Corp. 1.13% due 10/4/20175	62,950	62,753
U.S. Treasury Bills 0.62%–1.02% due 7/27/2017–11/16/2017	211,200	210,690
Total short-term securities (cost: $889,577,000)		889,611
Total investment securities 99.78% (cost: $17,379,306,000)		17,343,231
Other assets less liabilities 0.22%		38,999
Net assets 100.00%		$17,382,230

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 6/30/2017 (000)
3-month USD-LIBOR	2.0745%	11/21/2026	$135,000	$1,939	$—	$1,939
3-month USD-LIBOR	2.2825%	4/13/2027	87,100	(171)	—	(171)
3-month USD-LIBOR	2.375%	11/18/2046	15,000	499	—	499
3-month USD-LIBOR	2.587%	12/16/2046	10,000	(127)	—	(127)
					$—	$2,140

American High-Income Trust — Page 17 of 23

unaudited

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2017 (000)	Upfront payments (000)	Unrealized appreciation at 6/30/2017 (000)
CDX.NA.HY.28	5.00%/Quarterly	6/20/2022	$524,000	$(36,143)	$(37,366)	$1,223

Centrally cleared credit default swaps on credit indices — sell protection

Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 6/30/2017 (000)	Upfront receipts (000)	Unrealized (depreciation) appreciation at 6/30/2017 (000)
5.00%/Quarterly	CDX.NA.HY.21	12/20/2018	$17,100	$848	$1,026	$(178)
5.00%/Quarterly	CDX.NA.HY.22	6/20/2019	27,550	1,725	2,145	(420)
5.00%/Quarterly	CDX.NA.HY.25	12/20/2020	31,360	2,261	1,651	610
5.00%/Quarterly	CDX.NA.HY.27	12/20/2021	99,000	7,438	7,915	(477)
					$12,737	$(465)

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended June 30, 2017, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Dividend or interest income (000)	Value of affiliates at 6/30/2017 (000)
Corporate Risk Holdings LLC 9.50% 20195	$137,693,000	—	—	$137,693,000	$—	$13,071	$9,820	$146,643
Corporate Risk Holdings I, Inc.7,10,12	2,380,355	—	—	2,380,355	—	16,924	—	37,062
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)5,7,8,10	$14,705,290	$992,607	—	$15,697,897	—	230	1,737	16,800
Corporate Risk Holdings Corp.7,10,12	12,035	—	—	12,035	—	—	—	—
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2020 (84.62% PIK)2,3,4,7,8,10	$61,148,542	$5,243,953	—	$66,392,495	—	4,112	5,960	65,050
Rotech Healthcare Inc., Term Loan A, (3-month USD-LIBOR + 4.25%) 5.55% 20182,3,4,7,10	$25,123,000	—	$194,250	$24,928,750	—	1	1,045	24,804
Rotech Healthcare Inc., Term Loan B, (3-month USD-LIBOR + 8.75%) 10.00% 20192,3,4,7,10	$20,825,000	—	—	$20,825,000	—	—	1,579	20,721
Rotech Healthcare Inc.7,10,12	1,916,276	—	—	1,916,276	—	4,522	—	6,439
CEVA Group PLC, Series A-1, convertible preferred, (3-month USD-LIBOR + 3.00%) 4.304%6,7,12	47,121	—	—	47,121	—	(4,712)	—	18,849
CEVA Group PLC6,7,12	59,168	—	—	59,168	—	(4,438)	—	17,011
CEVA Group PLC 9.00% 20215	$14,675,000	—	—	$14,675,000	—	2,972	989	12,510

American High-Income Trust — Page 18 of 23

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	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Dividend or interest income (000)	Value of affiliates at 6/30/2017 (000)
CEVA Logistics U.S. Holdings Inc., Term Loan B, (3-month USD-LIBOR + 5.50%) 6.672% 20212,3,4	$18,875,543	—	$5,864,409	$13,011,134	$(971)	$2,772	$777	$12,171
CEVA Logistics Holdings BV, Term Loan, (3-month USD-LIBOR + 5.50%) 6.672% 20212,3,4	$13,689,256	—	$4,251,730	$9,437,526	(708)	2,013	581	8,828
CEVA Group PLC, Apollo Global Securities LLC LOC, (3-month USD-LIBOR + 5.50%) 6.50% 20212,3,4	$13,311,084	—	$4,064,039	$9,247,045	(679)	1,943	280	8,650
CEVA Group PLC, Series A-2, convertible preferred, (3-month USD-LIBOR + 2.00%) 3.304%6,7,12	21,062	—	—	21,062	—	(895)	—	6,740
CEVA Logistics Canada, ULC, Term Loan, (3-month USD-LIBOR + 5.50%) 6.672% 20212,3,4	$2,361,937	—	$733,071	$1,628,866	(121)	346	101	1,524
CEVA Group PLC 7.00% 20215	$1,400,000	—	—	$1,400,000	—	168	73	1,309
White Star Petroleum Corp., Class A7,10,12	24,665,117	—	—	24,665,117	—	—	—	20,965
NII Holdings, Inc.12	17,776,845	—	7,923,323	9,853,522	(110,017)	77,479	—	7,922
					$(112,496)	$116,508	$22,942	$433,998

1	Scheduled interest and/or principal payment was not received.
2	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,172,239,000, which represented 6.74% of the net assets of the fund.
3	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
4	Coupon rate may change periodically.
5	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $8,249,131,000, which represented 47.46% of the net assets of the fund.
6	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
7	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $333,893,000, which represented 1.92% of the net assets of the fund.
8	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
9	Represents an affiliated company as defined under the Investment Company Act of 1940.
10	Value determined using significant unobservable inputs.
11	A portion of this security was pledged as collateral. The total value of pledged collateral was $31,257,000, which represented .18% of the net assets of the fund.
12	Security did not produce income during the last 12 months.
13	Purchased on a TBA basis.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Blackstone CQP Holdco LP, 6.50% 2021	3/6/2017	$161,000	$161,890.93%
CEVA Group PLC, Series A-1, convertible preferred, (3-month USD-LIBOR + 3.00%) 4.304%	5/2/2013-8/22/2014	47,777	18,848.11
CEVA Group PLC	8/22/2014	57,165	17,011.10

American High-Income Trust — Page 19 of 23

unaudited

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-2, convertible preferred, (3-month USD-LIBOR + 2.00%) 3.304%	5/2/2013	$20,349	$6,740.04%
Liberman Broadcasting, Inc., warrants, expire 2022	12/13/2012-11/26/2014	—	—	.00
Total private placement securities		$286,291	$204,489	1.18%

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $198,663,000 and $330,596,000, respectively.

American High-Income Trust — Page 20 of 23

unaudited

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2017 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$15,700,876	$127,375	$15,828,251
Other	—	261,292	—	261,292
Convertible bonds	—	58,370	—	58,370
Convertible stocks	60,563	30,167	46,438	137,168
Common stocks	52,516	30,306	84,773	167,595
Rights & warrants	—	—	944	944
Short-term securities	—	889,611	—	889,611
Total	$113,079	$16,970,622	$259,530	$17,343,231

American High-Income Trust — Page 21 of 23

unaudited

	Other investments1
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on interest rate swaps	$—	$2,438	$—	$2,438
Unrealized appreciation on credit default swaps	—	1,833	—	1,833
Liabilities:
Unrealized depreciation on interest rate swaps	—	(298)	—	(298)
Unrealized depreciation on credit default swaps	—	(1,075)	—	(1,075)
Total	$—	$2,898	$—	$2,898

1	Interest rate swaps and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended June 30, 2017 (dollars in thousands):

	Beginning value at 10/1/2016	Transfers into Level 32	Purchases	Sales	Net realized loss3	Unrealized appreciation3	Transfers out of Level 32	Ending value at 6/30/2017
Investment securities	$176,678	$992	$52,226	$(195)	$(21)	$46,484	$(16,634)	$259,530
Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2017								$46,463

2	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
3	Net realized gain and unrealized appreciation are included in the related amounts on investments in the statement of operations.

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 6/30/2017	Valuation techniques	Unobservable input(s)	Range	Impact to valuation from an increase in input*
Corporate bonds & notes	127,375	Yield analysis	Yield risk premium	100 - 500 bps risk premium	Decrease
		Yield to call price	Yield to call	2.5% - 5.0%	Decrease
Common stocks	84,773	Enterprise valuation	EV/EBITDA multiple	5.0x - 11.5x	Increase
		Arms-length transaction	Arms-length transaction	N/A	N/A
		Estimated liquidation proceeds	Discount to reflect timing of receipt and amount of proceeds	25% discount	Decrease
		Equity option value	Equity option value	N/A	N/A
Convertible stocks	46,438	Accreted value (stated value increased by accrued dividends)	Payment-in-kind (PIK) dividend rate	N/A	Increase
Rights & warrants	944	Net present value model	Discount rate	12% discount	Decrease
	$259,530

*	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations
EBITDA = Earnings before income taxes, depreciation and amortization
EV = Enterprise value

American High-Income Trust — Page 22 of 23

unaudited

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$551,242
Gross unrealized depreciation on investment securities	(722,104)
Net unrealized depreciation on investment securities	(170,862)
Cost of investment securities	17,514,093

Key to abbreviations and symbol
ARS = Argentine pesos
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollar

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Securities offered through American Funds Distributors, Inc.

MFGEFPX-021-0817O-S60712	American High-Income Trust — Page 23 of 23

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME TRUST

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: August 28, 2017

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 28, 2017